OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . .10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 74.6%
International 20.4%
Columbia Emerging Markets Fund, Class I Shares (a)	2,757,694	$27,935,445
Columbia European Equity Fund, Class I Shares (a)	4,706,428	36,380,689
Columbia Overseas Value Fund, Class I Shares (a)	4,609,687	41,902,054
Columbia Pacific/Asia Fund, Class I Shares (a)	3,151,707	28,018,672
Total		134,236,860
U.S. Large Cap 40.1%
Columbia Contrarian Core Fund, Class I Shares (a)	2,550,363	53,047,545
Columbia Large Cap Growth Fund, Class I Shares (a)	593,142	19,977,009
Columbia Large Core Quantitative Fund, Class I Shares (a)	4,639,310	40,408,391
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,377,392	20,778,406
Columbia Large Value Quantitative Fund, Class I Shares (a)	5,096,513	47,142,743
Columbia Select Large Cap Equity Fund, Class I Shares (a)	2,160,412	27,998,941
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,586,452	29,476,275
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,122,566	25,078,133
Total		263,907,443
U.S. Mid Cap 9.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,024,076	31,684,916
Columbia Mid Cap Value Fund, Class I Shares (a)	719,897	13,534,055
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	1,822,196	19,807,271
Total		65,026,242
U.S. Small Cap 4.2%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)(b)	824,468	6,546,275
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	212,052	4,923,860
Columbia Small Cap Core Fund, Class I Shares (a)	518,933	10,503,195
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	199,852	5,921,619
Total		27,894,949
Total Equity Funds (Cost: $393,331,282)		$491,065,494

	Shares	Value

Fixed-Income Funds 13.4%
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	297,220	$3,358,585
High Yield 4.8%
Columbia High Yield Bond Fund, Class I Shares (a)	3,292,499	9,943,348
Columbia Income Opportunities Fund, Class I Shares (a)	2,110,665	21,549,889
Total		31,493,237
Investment Grade 8.1%
Columbia Corporate Income Fund, Class I Shares (a)	3,268,539	33,339,095
Columbia Mortgage Opportunities Fund, Class I Shares (a)(b)	361,371	3,613,713
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,041,277	16,544,546
Total		53,497,354
Total Fixed-Income Funds (Cost: $86,586,155)		$88,349,176

Alternative Investment Funds 2.6%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	194,815	1,893,606
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	660,314	6,583,331
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	612,220	5,442,635
Columbia Flexible Capital Income Fund, Class I Shares(a)	279,271	3,471,338
Total Alternative Investment Funds (Cost: $16,640,295)		$17,390,910

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.2%
S&P 500 Index	199	1,600.00	12/19/14	1,179,075
Total Options Purchased Puts (Cost: $3,383,686)				$1,179,075

	Shares	Value

Money Market Funds 8.9%
Columbia Short-Term Cash Fund, 0.092%(a)(c)	58,932,026	58,932,026
Total Money Market Funds (Cost: $58,932,026)		$58,932,026
Total Investments
(Cost: $558,873,444) (d)		$656,916,681(e)
Other Assets & Liabilities, Net		1,700,556
Net Assets		$658,617,237

Investments in Derivatives Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $1,983,259 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	(34)	USD	(15,962,150)	06/2014	—	(381,969)
S&P 500 EMINI	341	USD	32,018,195	06/2014	626,584	—
S&P MID 400 EMINI	123	USD	16,643,130	06/2014	—	(85,786)
TOPIX INDEX	57	JPY	6,442,363	06/2014	—	(381,276)
Total					626,584	(849,031)

Open Options Contracts Written at April 30, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
S&P 500 Index	Put	199	1,750.00	3,636,737	06/2014	378,100

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,743,937	182,519	—	—	1,926,456	—	1,893,606
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	6,647,030	64,431	(15,189)	(175)	6,696,097	—	6,583,331
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	3,400,572	405,882	(3,617,408)	(189,046)	—	—	—
Columbia Commodity Strategy Fund, Class I Shares	5,310,892	2,484	(114,444)	2,986	5,201,918	—	5,442,635
Columbia Contrarian Core Fund, Class I Shares	35,757,701	45,300	(258,151)	47,990	35,592,840	—	53,047,545
Columbia Corporate Income Fund, Class I Shares	32,740,838	353,502	(217,045)	8,227	32,885,522	260,772	33,339,095
Columbia Emerging Markets Bond Fund, Class I Shares	3,288,572	57,669	(32,927)	422	3,313,736	43,094	3,358,585
Columbia Emerging Markets Fund, Class I Shares	33,545,358	557,657	(8,328,398)	1,120,725	26,895,342	—	27,935,445
Columbia European Equity Fund, Class I Shares	36,512,381	34,690	(13,920,831)	4,240,420	26,866,660	—	36,380,689
Columbia Flexible Capital Income Fund, Class I Shares	2,800,771	29,706	(18,374)	3,721	2,815,824	22,804	3,471,338
Columbia High Yield Bond Fund, Class I Shares	9,709,528	168,327	(37,704)	352	9,840,503	135,299	9,943,348
Columbia Income Opportunities Fund, Class I Shares	19,850,091	350,567	(74,988)	12,769	20,138,439	272,610	21,549,889
Columbia Large Cap Growth Fund, Class I Shares	10,831,118	91,716	(156,200)	49,893	10,816,527	—	19,977,009
Columbia Large Core Quantitative Fund, Class I Shares	20,290,134	5,361,369	(228,562)	70,774	25,493,715	—	40,408,391
Columbia Large Growth Quantitative Fund, Class I Shares	18,006,192	46,378	(76,950)	27,188	18,002,808	—	20,778,406
Columbia Large Value Quantitative Fund, Class I Shares	45,966,722	303,208	(487,817)	(8,131)	45,773,982	—	47,142,743
Columbia Mid Cap Growth Fund, Class I Shares	26,771,184	326,298	(378,478)	57,095	26,776,099	—	31,684,916
Columbia Mid Cap Value Fund, Class I Shares	10,511,837	19,770	(355,844)	85,153	10,260,916	19,770	13,534,055

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Mid Cap Value Opportunity Fund, Class I Shares	11,818,166	7,187	(248,838)	139,424	11,715,939	—	19,807,271
Columbia Mortgage Opportunities Fund, Class I Shares	—	3,613,713	—	—	3,613,713	—	3,613,713
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,868,057	13,904	(45,847)	28,604	3,864,718	—	6,546,275
Columbia Overseas Value Fund, Class I Shares	3,243,671	38,139,808	(268,269)	(2,258)	41,112,952	—	41,902,054
Columbia Pacific/Asia Fund, Class I Shares	29,078,698	645,264	(5,734,489)	958,592	24,948,065	—	28,018,672
Columbia Select Large Cap Equity Fund, Class I Shares	29,232,983	66,663	(52,499)	(2,643)	29,244,504	—	27,998,941
Columbia Select Large Cap Growth Fund, Class I Shares	23,916,976	331,203	(6,006,197)	2,009,760	20,251,742	—	29,476,275
Columbia Select Large-Cap Value Fund, Class I Shares	17,553,365	—	(376,740)	154,957	17,331,582	—	25,078,133
Columbia Select Smaller-Cap Value Fund, Class I Shares	3,719,750	14,278	(26,296)	5,982	3,713,714	—	4,923,860
Columbia Short-Term Cash Fund	68,866,947	8,251,342	(18,186,263)	—	58,932,026	14,875	58,932,026
Columbia Small Cap Core Fund, Class I Shares	8,656,962	42,666	(46,489)	9,281	8,662,420	—	10,503,195
Columbia Small Cap Growth Fund I, Class I Shares	5,923,807	151,945	(71,812)	2,817	6,006,757	—	5,921,619
Columbia U.S. Government Mortgage Fund, Class I Shares	16,576,915	255,035	(37,128)	(580)	16,794,242	135,832	16,544,546
Total	546,141,155	59,934,481	(59,420,177)	8,834,299	555,489,758	905,056	655,737,606

(b)                                     Non-income producing.

(c)                                     The rate shown is the seven-day current annualized yield at April 30, 2014.

(d)                                     At April 30, 2014, the cost of securities for federal income tax purposes was approximately $558,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$101,975,000
Unrealized Depreciation	(3,931,000)
Net Unrealized Appreciation	$98,044,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

JPY                            Japanese Yen

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	491,065,494	—	—	491,065,494
Fixed-Income Funds	88,349,176	—	—	88,349,176
Alternative Investment Funds	17,390,910	—	—	17,390,910
Money Market Funds	58,932,026	—	—	58,932,026
Total Mutual Funds	655,737,606	—	—	655,737,606
Other
Options Purchased Puts	1,179,075	—	—	1,179,075
Total Other	1,179,075	—	—	1,179,075
Investments in Securities	656,916,681	—	—	656,916,681
Derivatives
Assets
Futures Contracts	626,584	—	—	626,584
Liabilities
Futures Contracts	(849,031)	—	—	(849,031)
Options Contracts Written	(378,100)	—	—	(378,100)
Total	656,316,134	—	—	656,316,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 17.2%
International 4.9%
Columbia European Equity Fund, Class I Shares (a)	612,020	$4,730,919
Columbia Overseas Value Fund, Class I Shares (a)	1,010,696	9,187,224
Columbia Pacific/Asia Fund, Class I Shares (a)	166,458	1,479,811
Total		15,397,954
U.S. Large Cap 11.7%
Columbia Contrarian Core Fund, Class I Shares (a)	350,024	7,280,499
Columbia Large Core Quantitative Fund, Class I Shares (a)	899,626	7,835,741
Columbia Large Growth Quantitative Fund, Class I Shares (a)	1,188,983	10,391,715
Columbia Large Value Quantitative Fund, Class I Shares (a)	1,104,803	10,219,423
Columbia Select Large Cap Equity Fund, Class I Shares (a)	121,517	1,574,862
Total		37,302,240
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares (a)	99,185	2,007,503

Total Equity Funds (Cost: $48,166,346)		$54,707,697

Fixed-Income Funds 66.5%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	166,536	3,155,850
Emerging Markets 4.3%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,203,081	13,594,818
High Yield 2.2%
Columbia Income Opportunities Fund, Class I Shares (a)	680,437	6,947,259
Inflation Protected Securities 4.4%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)(b)	115,638	1,178,359
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,389,659	13,021,102
Total		14,199,461
International 0.3%
Columbia International Bond Fund, Class I Shares (a)	78,774	886,995

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 54.3%
Columbia Corporate Income Fund, Class I Shares (a)	6,357,594	$64,847,455
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,012,715	30,127,151
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	10,218,097	55,586,449
Columbia U.S. Treasury Index Fund, Class I Shares (a)	2,013,456	22,188,285
Total		172,749,340
Total Fixed-Income Funds (Cost: $213,182,254)		$211,533,723

Alternative Investment Funds 5.9%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	64,843	630,274
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	474,878	4,734,527
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	730,530	6,998,474
Columbia Flexible Capital Income Fund, Class I Shares(a)	508,101	6,315,697
Total Alternative Investment Funds (Cost: $17,961,810)		$18,678,972

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%

S&P 500 Index	25	1,600.00	12/19/14	148,125
Total Options Purchased Puts (Cost: $425,087)				$148,125

			Shares	Value

Money Market Funds 10.2%
Columbia Short-Term Cash Fund, 0.092%(a)(c)			32,551,949	32,551,949
Total Money Market Funds (Cost: $32,551,949)				$32,551,949
Total Investments
(Cost: $312,287,446) (d)				$317,620,466(e)
Other Assets & Liabilities, Net				372,230
Net Assets				$317,992,696

Investments in Derivatives Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $515,463 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	(4)	USD	(1,877,900)	06/2014	—	(44,409)
S&P 500 EMINI	77	USD	7,229,915	06/2014	173,061	—
TOPIX INDEX	14	JPY	1,582,335	06/2014	—	(93,647)
US 10YR NOTE	130	USD	16,174,844	06/2014	15,978	—
US LONG BOND	13	USD	1,754,188	06/2014	36,534	—
Total					225,573	(138,056)

Open Options Contracts Written at April 30, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
S&P 500 Index	Put	25	1,750.00	456,876	06/2014	47,500

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	688,545	2,121	(32,300)	(1,962)	656,404	—	630,274
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,052,289	4,778	(255,120)	(4,771)	4,797,176	—	4,734,527
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,404,111	26,120	(109,040)	(2,614)	7,318,577	—	6,998,474
Columbia Contrarian Core Fund, Class I Shares	5,736,172	16,100	(420,692)	107,659	5,439,239	—	7,280,499
Columbia Convertible Securities Fund, Class I Shares	2,441,860	23,323	(161,163)	33,684	2,337,704	18,113	3,155,850
Columbia Corporate Income Fund, Class I Shares	67,351,052	551,198	(4,015,608)	81,793	63,968,435	521,312	64,847,455
Columbia Emerging Markets Bond Fund, Class I Shares	14,367,796	187,197	(1,080,132)	12,102	13,486,963	179,532	13,594,818
Columbia European Equity Fund, Class I Shares	4,371,690	15,784	(1,142,259)	352,948	3,598,163	—	4,730,919
Columbia Flexible Capital Income Fund, Class I Shares	5,448,082	47,106	(382,266)	76,731	5,189,653	42,675	6,315,697
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	—	1,433,943	(277,050)	23	1,156,916	—	1,178,359
Columbia Income Opportunities Fund, Class I Shares	7,201,498	104,368	(466,933)	(4,244)	6,834,689	89,655	6,947,259
Columbia Inflation Protected Securities Fund, Class I Shares	16,660,871	59,793	(2,252,569)	(109,153)	14,358,942	36,266	13,021,102
Columbia International Bond Fund, Class I Shares	936,007	895	(60,092)	(313)	876,497	—	886,995
Columbia Large Cap Growth Fund, Class I Shares	2,870,230	3,551	(4,100,603)	1,226,822	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,124,223	36,213	(655,434)	232,520	5,737,522	—	7,835,741
Columbia Large Growth Quantitative Fund, Class I Shares	7,149,981	3,266,764	(429,879)	10,088	9,996,954	—	10,391,715
Columbia Large Value Quantitative Fund, Class I Shares	10,322,862	670,096	(1,071,541)	(27,087)	9,894,330	—	10,219,423
Columbia Limited Duration Credit Fund, Class I Shares	30,925,645	164,673	(1,263,888)	99,078	29,925,508	150,206	30,127,151

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Overseas Value Fund, Class I Shares	9,157,634	183,478	(500,804)	20,630	8,860,938	—	9,187,224
Columbia Pacific/Asia Fund, Class I Shares	1,910,428	24,010	(644,328)	55,985	1,346,095	—	1,479,811
Columbia Select Large Cap Equity Fund, Class I Shares	1,702,048	4,021	(76,630)	(4,222)	1,625,217	—	1,574,862
Columbia Short-Term Cash Fund	31,246,540	3,532,940	(2,227,531)	—	32,551,949	7,242	32,551,949
Columbia Small Cap Core Fund, Class I Shares	1,755,995	6,159	(117,581)	23,315	1,667,888	—	2,007,503
Columbia U.S. Government Mortgage Fund, Class I Shares	58,827,651	496,942	(2,629,267)	(62,559)	56,632,767	467,637	55,586,449
Columbia U.S. Treasury Index Fund, Class I Shares	24,429,371	97,101	(855,443)	(67,196)	23,603,833	81,021	22,188,285
Total	324,082,581	10,958,674	(25,228,153)	2,049,257	311,862,359	1,593,659	317,472,341

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(d)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $312,287,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,869,000
Unrealized Depreciation	(4,536,000)
Net Unrealized Appreciation	$5,333,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	54,707,697	—	—	54,707,697
Fixed-Income Funds	211,533,723	—	—	211,533,723
Alternative Investment Funds	18,678,972	—	—	18,678,972
Money Market Funds	32,551,949	—	—	32,551,949
Total Mutual Funds	317,472,341	—	—	317,472,341
Other
Options Purchased Puts	148,125	—	—	148,125
Total Other	148,125	—	—	148,125
Investments in Securities	317,620,466	—	—	317,620,466
Derivatives
Assets
Futures Contracts	225,573	—	—	225,573
Liabilities
Futures Contracts	(138,056)	—	—	(138,056)
Options Contracts Written	(47,500)	—	—	(47,500)
Total	317,660,483	—	—	317,660,483

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 47.0%
International 12.8%
Columbia Emerging Markets Fund, Class I Shares (a)	1,656,572	$16,781,069
Columbia European Equity Fund, Class I Shares (a)	9,881,231	76,381,915
Columbia Overseas Value Fund, Class I Shares (a)	8,475,735	77,044,433
Columbia Pacific/Asia Fund, Class I Shares (a)	5,222,248	46,425,783
Total		216,633,200
U.S. Large Cap 27.5%
Columbia Contrarian Core Fund, Class I Shares (a)	5,413,286	112,596,356
Columbia Large Cap Growth Fund, Class I Shares (a)	863,521	29,083,385
Columbia Large Core Quantitative Fund, Class I Shares (a)	8,397,072	73,138,498
Columbia Large Growth Quantitative Fund, Class I Shares (a)	6,295,962	55,026,711
Columbia Large Value Quantitative Fund, Class I Shares (a)	9,319,857	86,208,680
Columbia Select Large Cap Equity Fund, Class I Shares (a)	2,137,587	27,703,121
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,361,142	43,870,009
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,710,052	38,202,564
Total		465,829,324
U.S. Mid Cap 4.3%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,153,275	35,682,328
Columbia Mid Cap Value Fund, Class I Shares (a)	1,000,120	18,802,266
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	1,702,279	18,503,769
Total		72,988,363
U.S. Small Cap 2.4%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	364,920	8,473,434
Columbia Small Cap Core Fund, Class I Shares (a)	1,245,338	25,205,640
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	254,428	7,538,717
Total		41,217,791
Total Equity Funds (Cost: $635,981,208)		$796,668,678

Fixed-Income Funds 41.7%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	899,757	17,050,395
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,720,473	30,741,349

	Shares	Value

Fixed-Income Funds (continued)
High Yield 6.5%
Columbia Income Opportunities Fund, Class I Shares (a)	10,864,412	$110,925,645
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,609,356	15,079,671
Investment Grade 31.5%
Columbia Corporate Income Fund, Class I Shares (a)	15,492,758	158,026,136
Columbia Intermediate Bond Fund, Class I Shares (a)	24,896,660	228,053,403
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,805,611	38,056,106
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	20,228,918	110,045,313
Total		534,180,958
Total Fixed-Income Funds (Cost: $697,310,128)		$707,978,018

Alternative Investment Funds 4.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,021,417	9,928,172
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,869,490	28,608,818
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	3,590,665	34,398,571
Columbia Flexible Capital Income Fund, Class I Shares(a)	717,747	8,921,599
Total Alternative Investment Funds (Cost: $82,718,152)		$81,857,160

Issuer	Notional($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%
S&P 500 Index	337	1,600.00	12/19/14	1,996,725
Total Options Purchased Puts (Cost: $5,730,162)				$1,996,725

			Shares	Value

Money Market Funds 6.2%
Columbia Short-Term Cash Fund, 0.092%(a)(c)			105,932,607	105,932,607
Total Money Market Funds (Cost: $105,932,607)				$105,932,607
Total Investments
(Cost: $1,527,672,257) (d)				$1,694,433,188(e)
Other Assets & Liabilities, Net				2,661,684
Net Assets				$1,697,094,872

Investments in Derivatives Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $2,930,501 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500	(59)	USD	(27,699,025)	06/2014	—	(625,170)
S&P 500 EMINI	400	USD	37,558,000	06/2014	658,700	—
S&P MID 400 EMINI	198	USD	26,791,380	06/2014	—	(138,095)
SPI 200	28	AUD	3,556,492	06/2014	71,763	—
TOPIX INDEX	111	JPY	12,545,655	06/2014	—	(742,485)
US 10YR NOTE	117	USD	14,557,360	06/2014	14,380	—
US LONG BOND	40	USD	5,397,500	06/2014	112,412	—
Total					857,255	(1,505,750)

Open Options Contracts Written at April 30, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
S&P 500 Index	Put	337	1,750.00	6,158,695	06/2014	640,300

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	10,128,971	111,841	—	—	10,240,812	—	9,928,172
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	28,887,392	90,031	(15,678)	(165)	28,961,580	—	28,608,818
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	35,862,323	450,976	—	—	36,313,299	—	34,398,571
Columbia Contrarian Core Fund, Class I Shares	78,873,700	10,986	(1,809,452)	495,945	77,571,179	—	112,596,356
Columbia Convertible Securities Fund, Class I Shares	12,734,057	100,413	(459,692)	129,846	12,504,624	98,461	17,050,395
Columbia Corporate Income Fund, Class I Shares	156,553,769	1,256,352	(1,970,640)	22,552	155,862,033	1,241,174	158,026,136
Columbia Emerging Markets Bond Fund, Class I Shares	30,330,593	456,538	(354,841)	1,198	30,433,488	395,376	30,741,349
Columbia Emerging Markets Fund, Class I Shares	29,810,957	198,539	(13,982,019)	123,171	16,150,648	—	16,781,069
Columbia European Equity Fund, Class I Shares	59,739,469	88,006	(6,431,263)	1,971,604	55,367,816	—	76,381,915
Columbia Flexible Capital Income Fund, Class I Shares	7,267,193	59,058	(154,824)	31,034	7,202,461	59,058	8,921,599
Columbia Income Opportunities Fund, Class I Shares	102,704,665	1,412,363	(1,361,555)	354,926	103,110,399	1,412,363	110,925,645
Columbia Inflation Protected Securities Fund, Class I Shares	16,737,850	61,175	(133,373)	(12,623)	16,653,029	40,826	15,079,671
Columbia Intermediate Bond Fund, Class I Shares	226,153,694	2,513,067	(88,292)	5,804	228,584,273	1,479,049	228,053,403
Columbia Large Cap Growth Fund, Class I Shares	17,125,890	47,411	(549,892)	319,384	16,942,793	—	29,083,385
Columbia Large Core Quantitative Fund, Class I Shares	47,184,072	39,669	(1,260,385)	725,103	46,688,459	—	73,138,498

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Growth Quantitative Fund, Class I Shares	48,378,129	13,030	(800,406)	(21,598)	47,569,155	—	55,026,711
Columbia Large Value Quantitative Fund, Class I Shares	77,245,319	8,284,023	(1,795,576)	(32,718)	83,701,048	—	86,208,680
Columbia Limited Duration Credit Fund, Class I Shares	37,809,997	243,791	(95,311)	2,098	37,960,575	185,978	38,056,106
Columbia Mid Cap Growth Fund, Class I Shares	31,679,977	165,431	(882,049)	213,495	31,176,854	—	35,682,328
Columbia Mid Cap Value Fund, Class I Shares	14,787,668	28,001	(886,505)	207,034	14,136,198	27,705	18,802,266
Columbia Mid Cap Value Opportunity Fund, Class I Shares	12,502,028	4,049	(472,584)	271,305	12,304,798	—	18,503,769
Columbia Overseas Value Fund, Class I Shares	8,405,206	68,048,195	(808,992)	(5,667)	75,638,742	—	77,044,433
Columbia Pacific/Asia Fund, Class I Shares	51,901,324	269,100	(13,536,338)	2,006,085	40,640,171	—	46,425,783
Columbia Select Large Cap Equity Fund, Class I Shares	29,260,809	12,349	(308,803)	(16,029)	28,948,326	—	27,703,121
Columbia Select Large Cap Growth Fund, Class I Shares	30,450,822	255,008	(1,787,436)	608,832	29,527,226	—	43,870,009
Columbia Select Large-Cap Value Fund, Class I Shares	25,098,096	2,202	(1,146,699)	472,240	24,425,839	—	38,202,564
Columbia Select Smaller-Cap Value Fund, Class I Shares	12,644,045	4,648	(8,367,268)	2,092,775	6,374,200	—	8,473,434
Columbia Short-Term Cash Fund	139,047,874	15,893,201	(49,008,468)	—	105,932,607	28,876	105,932,607
Columbia Small Cap Core Fund, Class I Shares	21,136,088	23,205	(334,355)	65,806	20,890,744	—	25,205,640
Columbia Small Cap Growth Fund I, Class I Shares	8,004,302	95,982	(179,492)	6,220	7,927,012	—	7,538,717
Columbia U.S. Government Mortgage Fund, Class I Shares	111,206,159	1,184,035	(185,691)	(2,796)	112,201,707	903,858	110,045,313
Total	1,519,652,438	101,422,675	(109,167,879)	10,034,861	1,521,942,095	5,872,724	1,692,436,463

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(d)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $1,527,672,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$178,968,000
Unrealized Depreciation	(12,207,000)
Net Unrealized Appreciation	$166,761,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	796,668,678	—	—	796,668,678
Fixed-Income Funds	707,978,018	—	—	707,978,018
Alternative Investment Funds	81,857,160	—	—	81,857,160
Money Market Funds	105,932,607	—	—	105,932,607
Total Mutual Funds	1,692,436,463	—	—	1,692,436,463
Other
Options Purchased Puts	1,996,725	—	—	1,996,725
Total Other	1,996,725	—	—	1,996,725
Investments in Securities	1,694,433,188	—	—	1,694,433,188
Derivatives
Assets
Futures Contracts	857,255	—	—	857,255
Liabilities
Futures Contracts	(1,505,750)	—	—	(1,505,750)
Options Contracts Written	(640,300)	—	—	(640,300)
Total	1,693,144,393	—	—	1,693,144,393

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Income Builder Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 33.4%
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares (a)	2,061,103	$39,057,911
Dividend Income 22.5%
Columbia Dividend Income Fund, Class I Shares (a)	2,797,321	52,477,748
Columbia Dividend Opportunity Fund, Class I Shares (a)	12,821,930	135,527,795
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	4,925,236	105,055,279
Total		293,060,822
Real Estate 3.9%
Columbia Real Estate Equity Fund, Class I Shares (a)	3,494,707	51,511,982
U.S. Small Cap 4.0%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,007,306	51,805,758
Total Equity Funds (Cost: $377,822,791)		$435,436,473

Fixed-Income Funds 61.2%
Emerging Markets 15.1%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	17,431,721	196,978,451
Floating Rate 4.9%
Columbia Floating Rate Fund, Class I Shares (a)	6,970,053	64,333,591
High Yield 11.9%
Columbia High Yield Bond Fund, Class I Shares (a)	51,448,514	155,374,511
Inflation Protected Securities 2.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	3,473,078	32,542,743

	Shares	Value

Fixed-Income Funds (continued)
International 2.0%
Columbia International Bond Fund, Class I Shares (a)	2,296,899	$25,863,084
Investment Grade 24.8%
Columbia Corporate Income Fund, Class I Shares (a)	5,580,598	56,922,096
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,875,228	38,752,281
Columbia Mortgage Opportunities Fund (a)(b)	2,500,000	25,000,000
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	36,013,557	195,913,748
Columbia U.S. Treasury Index Fund, Class I Shares (a)	595,366	6,560,935
Total		323,149,060
Total Fixed-Income Funds (Cost: $798,839,529)		$798,241,440

Alternative Investment Funds 5.4%
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	7,100,834	69,304,138
Total Alternative Investment Funds (Cost: $71,137,464)		$69,304,138

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	651,854	651,854
Total Money Market Funds (Cost: $651,854)		$651,854
Total Investments
(Cost: $1,248,451,638) (d)		$1,303,633,905(e)
Other Assets & Liabilities, Net		624,539
Net Assets		$1,304,258,444

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	68,530,703	28,415,976	(25,164,270)	(644,945)	71,137,464	—	69,304,138
Columbia Convertible Securities Fund, Class I Shares	31,990,457	398,974	(451,551)	84,893	32,022,773	223,513	39,057,911
Columbia Corporate Income Fund, Class I Shares	83,256,608	1,702,090	(26,149,475)	(657,520)	58,151,703	518,509	56,922,096
Columbia Dividend Income Fund, Class I Shares	48,532,288	597,696	(157,561)	8,063	48,980,486	318,429	52,477,748
Columbia Dividend Opportunity Fund, Class I Shares	108,633,446	2,359,714	(227,532)	15,671	110,781,299	1,023,573	135,527,795
Columbia Emerging Markets Bond Fund, Class I Shares	197,802,442	4,919,596	(386,096)	30,105	202,366,047	2,514,146	196,978,451

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Floating Rate Fund, Class I Shares	70,230,695	3,957,460	(12,000,000)	661,805	62,849,960	626,251	64,333,591
Columbia Global Dividend Opportunity Fund, Class I Shares	73,988,923	25,462,587	(225,346)	4,715	99,230,879	662,109	105,055,279
Columbia High Yield Bond Fund, Class I Shares	139,311,172	4,317,046	(57,932)	9,720	143,580,006	2,090,830	155,374,511
Columbia Inflation Protected Securities Fund, Class I Shares	34,226,568	204,530	(65,083)	(10,381)	34,355,634	87,400	32,542,743
Columbia International Bond Fund, Class I Shares	26,071,537	15,756	—	—	26,087,293	—	25,863,084
Columbia Limited Duration Credit Fund, Class I Shares	46,921,757	1,180,553	(9,019,311)	(80,746)	39,002,253	189,215	38,752,281
Columbia Money Market Fund, Class I Shares	651,838	16	—	—	651,854	16	651,854
Columbia Mortgage Opportunities Fund, Class I Shares*	—	25,000,000	—	—	25,000,000	—	25,000,000
Columbia Real Estate Equity Fund, Class I Shares	42,104,179	155,094	(2,109,217)	1,267,695	41,417,751	155,094	51,511,982
Columbia Small Cap Value Fund I, Class I Shares	33,266,136	12,488,581	(433,810)	68,696	45,389,603	—	51,805,758
Columbia U.S. Government Mortgage Fund, Class I Shares	207,925,300	7,466,709	(15,233,869)	459,293	200,617,433	1,588,611	195,913,748
Columbia U.S. Treasury Index Fund, Class I Shares	6,877,804	23,579	(67,967)	(4,216)	6,829,200	23,580	6,560,935
Total	1,220,321,853	118,665,957	(91,749,020)	1,212,848	1,248,451,638	10,021,276	1,303,633,905

* Issuer was not an affiliate for the entire period ended April 30, 2014.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(d)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $1,248,452,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,892,000
Unrealized Depreciation	(15,710,000)
Net Unrealized Appreciation	$55,182,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	435,436,473	—	—	435,436,473
Fixed-Income Funds	798,241,440	—	—	798,241,440
Alternative Investment Funds	69,304,138	—	—	69,304,138
Money Market Funds	651,854	—	—	651,854
Total Mutual Funds	1,303,633,905	—	—	1,303,633,905
Total	1,303,663,905	—	—	1,303,633,905

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 20, 2014